Commitments and Contingencies (Tables) - Just Right Products, Inc. [Member]	12 Months Ended
Dec. 31, 2017
Schedule of Future Minimum Lease Payments	Future minimum lease payments under these leases are as follows:
	Related	Non-related
2018	$78,000	$66,115
2019	78,000	69,096
2020	-	34,548

Total	$156,000	$169,759

Schedule of Future Minimum Lease Payments Under Capital Leases

Future minimum lease payments under these capital leases are as follows:

Non-related
2018	$47,378
2019	26,684
Total	74,062
Less amount representing interest	-
Present value of minimum lease payments	$74,062